Earnings/(loss) and dividends per share	12 Months Ended
Jun. 30, 2021
Earnings/(loss) and dividends per share
Earnings/(loss) and dividends per share
9	Earnings/(loss) and dividends per share

	2021	2020	2019
for the year ended 30 June	Rand	Rand	Rand
Attributable to owners of Sasol Limited
Basic earnings/(loss) per share	14,57	(148,49)	5,50
Headline earnings/(loss) per share	39,53	(11,50)	30,90
Diluted earnings/(loss) per share	14,39	(148,49)	5,46
Diluted headline earnings/(loss) per share	39,03	(11,50)	30,71
Dividends per share	–	–	5,90
interim	–	–	5,90
final	–	–	–

Earnings per share (EPS)

Earnings per share is derived by dividing attributable earnings by the weighted average number of shares, after taking the long-term incentives (LTIs) and the Sasol Khanyisa share transactions into account. Appropriate adjustments are made in calculating diluted, headline and diluted headline earnings per share.

for the year ended 30 June		2021	2020	2019
Weighted average number of shares	million	619,9	617,9	616,6
Earnings/(loss) attributable to owners of Sasol Limited	Rm	9 032	(91 754)	3 389
Basic earnings/(loss) per share	Rand	14,57	(148,49)	5,50

Headline earnings/(loss) per share (HEPS)

	2021	2020	2019
for the year ended 30 June	million	million	million
Weighted average number of shares	619,9	617,9	616,6

		2021	2020	2019
for the year ended 30 June	Note	Rm	Rm	Rm
Headline earnings/(loss) is determined as follows:
Earnings/(loss) attributable to owners of Sasol Limited		9 032	(91 754)	3 389
Adjusted for:
Effect of remeasurement items for subsidiaries and joint operations, net of tax	10	15 448	84 648	15 648
remeasurement items before tax		23 218	111 978	20 062
tax effect and non-controlling interest effect		(7 770)	(27 330)	(4 414)
Effect of remeasurement items for equity accounted investments	10	23	—	15
Headline earnings/(loss)		24 503	(7 106)	19 052

	2021	2020	2019
for the year ended 30 June	Rand	Rand	Rand
Headline earnings/(loss) attributable to owners of Sasol Limited
Headline earnings/(loss) per share	39,53	(11,50)	30,90

9Earnings/(loss) and dividends per share continued

Diluted earnings per share (DEPS) and diluted headline earnings per share (DHEPS)

DEPS and DHEPS are calculated considering the potential dilution that could occur if all of the group’s long-term incentives (LTIs) had vested, if all outstanding share options were exercised and the effect of all dilutive potential ordinary shares resulting from the Sasol Khanyisa Tier 1 share transactions.

The number of shares outstanding is adjusted to show the potential dilution if the LTI’s and Sasol Khanyisa Tier 1 were settled in Sasol Limited shares.

The Sasol Khanyisa Tier 2 and Khanyisa Public are anti-dilutive for EPS and HEPS in 2021, 2020 and 2019.

	Number of shares
	2021	2020	2019
for the year ended 30 June	million	million	million
Weighted average number of shares	619,9	617,9	616,6
Potential dilutive effect of long-term incentive scheme	3,8	2,6	2,9
Potential dilutive effect of Sasol Khanyisa Tier 1	4,1	1,8	0,8
Diluted weighted average number of shares for DEPS and DHEPS*	627,8	622,3	620,3
*

Due to the net loss attributable to shareholders in 2020, the inclusion of the long-term incentive scheme and Khanyisa Tier 1 share options as potential ordinary shares had an anti-dilutive effect on the loss per share and were therefore not taken into account in the 2020 calculation of DEPS and HEPS.

	2021	2020	2019
for the year ended 30 June	Rm	Rm	Rm
Diluted earnings/(loss) is determined as follows:
Earnings/(loss) attributable to owners of Sasol Limited	9 032	(91 754)	3 389
Diluted earnings/(loss) attributable to owners of Sasol Limited	9 032	(91 754)	3 389
Diluted headline earnings/(loss) is determined as follows:
Headline earnings/(loss) attributable to owners of Sasol Limited	24 503	(7 106)	19 052
Diluted headline earnings/(loss) attributable to owners of Sasol Limited	24 503	(7 106)	19 052

	2021	2020	2019
for the year ended 30 June	Rand	Rand	Rand
Diluted earnings/(loss) per share	14,39	(148,49)	5,46
Diluted headline earnings/(loss) per share	39,03	(11,50)	30,71